Document and Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	BIONOMICS LIMITED/FI
Entity Central Index Key	0001191070
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	1,353,350,744
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	001-41157
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	200 Greenhill Road
Entity Address, City or Town	Eastwood SA
Entity Address, Postal Zip Code	5063
Entity Address, Country	AU
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Name	Ernst & Young (2020: Deloitte Touche Tohmatsu)
Auditor Firm ID	1435
Auditor Location	Adelaide, Australia
Trading Symbol	BNOX
Title of 12(b) Security	American Depository Shares, each representing the right to receive one hundred eighty (180) Ordinary Shares, no par value per share
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2710 Gateway Oaks Drive
Entity Address, Address Line Two	Suite 150N
Entity Address, City or Town	Sacramento
Entity Address, Postal Zip Code	95833
Entity Address, Country	CA
City Area Code	+61
Local Phone Number	8 881507400
Contact Personnel Name	Errol De Souza, Ph.D.
Contact Personnel Email Address	edesouza@bionomics.com.au